Leases (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Leases [Abstract]
Lease expense	$ 113,144	$ 76,801
Interest expense	6,531	3,767
Amortization expenses of ROU assets	106,613	73,034
Cash paid for operating leases	$ 116,696	$ 91,691